Organization (Details) (USD $) In Thousands, unless otherwise specified	Oct. 14, 2011	Dec. 31, 2012 GAAM Portfolio [Member]
Acquisition date fair values of the assets acquired, liabilities assumed and net asset acquired
Cash consideration	$ 141,700	$ 141,749
Assets
Cash and cash equivalents		28,126
Restricted cash and cash equivalents		111,757
Rent receivables		2,311
Flight equipment held for operating leases		1,268,730
Deferred tax asset, net		4,472
Fair value of derivative asset		836
Other assets		17,154
Total assets		1,433,386
Liabilities
Accounts payable and accrued liabilities		1,039
Rentals received in advance		8,252
Security deposits		20,505
Maintenance payment liability		70,342
Borrowings under aircraft acquisition facilities, net		1,172,811
Fair value of derivative liabilities		11,270
Other liabilities		7,418
Total liabilities		1,291,637
Net asset acquired		$ 141,749